Loss Before Tax - Summary of Loss Before Tax Stated After Charging (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Amortization	£ 208	£ 239	£ 535
Depreciation	£ 367	£ 473	£ 407